EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 858.0	$ 835.0	$ 908.4
Less employee costs capitalized to property, plant and equipment and to intangible assets	(172.0)	(200.0)	(210.2)
Net employee costs	686.0	635.0	698.2
Purchase of goods and services1:
Royalties, rights and creation costs2	749.5	651.0	662.7
Cost of products sold	513.5	476.0	415.3
Service contracts	193.9	197.3	158.2
Marketing, circulation and distribution expenses	85.7	80.8	106.7
Other	352.2	323.1	369.8
Total purchase of goods and services	1,894.8	1,728.2	1,712.7
Total employee costs and purchase of goods and services	$ 2,580.8	$ 2,363.2	$ 2,410.9